Annual Fund Operating Expenses - INVESCO HIGH YIELD MUNICIPAL FUND	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Interest	0.21%	[1]
Total Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.07%
Class C
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.11%
Interest	0.21%	[1]
Total Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.81%
Class Y
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Interest	0.21%	[1]
Total Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.82%
Class R5
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Interest	0.21%	[1]
Total Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.83%
Class R6
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Interest	0.21%	[1]
Total Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.76%

[1]	"Interest” has been restated to reflect current fees.